S000066849 [Member] Investment Strategy - iShares MSCI USA Quality GARP ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI USA Quality GARP Select Index (the “Underlying Index”), which was developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is a subset of the MSCI USA Index (the “Parent Index”), which is designed to measure the performance of the large- and mid-capitalization segments of the U.S. equity market, as defined by the Index Provider. The Underlying Index’s “growth at a reasonable price” or “GARP” strategy seeks to measure the performance of securities in the Parent Index that exhibit stronger growth characteristics, with weighting based on relatively favorable value and quality characteristics.

The Index Provider begins by calculating a “growth score” for each security in the Parent Index using five metrics: long-term forward earnings per share (“EPS”) growth rate; short-term forward EPS growth rate; current internal growth rate (based on return on equity and dividend payout metrics); long-term historical EPS growth trend; and long-term historical sales per share growth trend. The Index Provider then selects securities with higher growth scores until approximately 50% of the aggregate market capitalization of the Parent Index is reached, subject to certain constraints.

The process for weighting the selected securities in the Underlying Index involves calculating a “tilt score” for each security. Two components of the tilt score are value and quality scores, which are calculated for each security relative to its peers within the corresponding Global Industry Classification Standards sector. The value score is based on three metrics: price-to-book value, forward price-to-earnings ratio, and the ratio of enterprise value to cash flow from operations. The quality score is based on three metrics: return on equity, debt-to-equity ratio, and earnings variability.

A security’s tilt score is based on the following:
• whether the security is in the top 50% or bottom 50% of the cumulative weight of the selected securities calculated using free float-adjusted market capitalization;
•  whether the security’s value score is in the top 50% or bottom 50% of the scores of the selected securities; and
• the particular quartile in which the security’s quality score falls.

Tilt scores are generally lower for securities with larger market capitalizations and higher for securities with more favorable value and quality scores. To determine a security’s weight in the Underlying Index, its tilt score is multiplied by the security’s market capitalization weight in the Parent Index. The maximum weight of any individual issuer is 5%. The Index Provider also applies constraints on turnover and on sector weights after the tilt score is applied, relative to the sector weights of the Underlying Index before the tilt score is applied (i.e., with sector weights based on the free float-adjusted market capitalization of the selected securities). The Underlying Index is rebalanced on a quarterly basis.

As of March 31, 2026, the Underlying Index consisted of 148 component securities. As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.